BUSINESS ACQUISITIONS (Details) $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
BUSINESS ACQUISITIONS
Cash consideration		$ 6.7
Quebecor Media
BUSINESS ACQUISITIONS
Number of shares issued as consideration	20,958
Value of equity issued as consideration	$ 17.3
Cash acquired	$ 1.4
Various businesses
BUSINESS ACQUISITIONS
Cash acquired			$ 0.1
Teledistribution Amos inc
BUSINESS ACQUISITIONS
Cash consideration			$ 32.9